EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

12. EARNINGS PER SHARE

Basic and diluted loss per common share have been calculated based on the weighted-average shares outstanding during the period.  Additionally, potentially dilutive shares of 35,691 were excluded from the calculation of earnings per share because the effect on the basic income per share would be anti-dilutive for the three months ended March 31, 2019.